INVENTORIES (Details) - Schedule of Inventory, Current - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Inventory, Current [Abstract]
Raw materials	$ 46,880	$ 46,880	$ 52,363
Finished goods	7,582	10,377	10,722
	$ 54,462	$ 57,257	$ 63,085